Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	May 30, 2018 USD ($)	May 30, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Disclosure of contingent liabilities [line items]
Provisions | $		$ 319.5				$ 321.3
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African Revenue Service [Member]
Disclosure of contingent liabilities [line items]
Additional capital allowance recognised				$ 185.1	R 2,708.0
Tax effect of additional capital allowance recognised				$ 53.7	R 785.3
Silicosis [Member]
Disclosure of contingent liabilities [line items]
Provisions		25.1	R 367.8				$ 30.2	R 400.2
Nominal amount of provision		$ 34.7	507.0
Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received			43,700.0
South Deep Mine [member] | Gold Fields Operations Limited [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture	50.00%
South Deep Mine [member] | GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture	50.00%
Based On Value Of Shares [Member] | Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received			R 26,900.0